Warrant Liabilities - Additional Information (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Jul. 29, 2021 $ / shares shares	Sep. 30, 2020 $ / shares
Derivative [Line Items]
Exercise price per warrant (in dollars per share) (less than)	$ 11.50		$ 11.50
Expected term (in years)		5 years
Warrants redemption price per warrant (in dollars per share)	$ 0.10
Class of warrant threshold days prior written notice of redemption	30 days
Sale of stock (in dollars per share)		$ 10.00
Issuance of shares related to exercise of warrants | $	$ 2.8
Additional Paid-in Capital [Member]
Derivative [Line Items]
Issuance of shares related to exercise of warrants | $	$ 2.8
Public Warrants (Level 1)
Derivative [Line Items]
Class of warrant threshold days prior written notice of redemption	30 days
Number of warrants outstanding | shares	10,779,927	11,620,383
Warrants redemption, price per warrant	$ 0.01
Class of Warrant or Right, Exercised during period | shares	840,456
Private Warrants (Level 3)
Derivative [Line Items]
Number of warrants outstanding | shares	8,576,940	8,576,940
Warrant
Derivative [Line Items]
Exercise price per warrant (in dollars per share) (less than)	$ 9.20
Threshold issue price for capital raising purposes In connection with closing of business combination (in dollars per share) (less than) | shares	9.20
Class of warrant or right adjustment of exercise price warrants or rights percentage based on market value and newly issued price	115.00%
Private Placement Warrant [Member]
Derivative [Line Items]
Number of warrants exercised | shares	0
Common Class A
Derivative [Line Items]
Class of Warrant or Right,Issued during period | shares	228,450
Class of Warrant or Right,Conversion rate	0.265
Common Class A | Public Warrants (Level 1)
Derivative [Line Items]
Sale of stock (in dollars per share)	$ 18.00
Stock convertible threshold trading days	20 days
Stock convertible threshold consecutive trading days	30 days
Common Class A | Private Warrants (Level 3)
Derivative [Line Items]
Exercise price per warrant (in dollars per share) (less than)			$ 11.50